Significant accounting policies - Fair value measurement (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets
Financial assets at fair value	kr 367,723	kr 331,720
Financial liabilities at fair value	339,240	310,253
Level 3 | Maximum
Disclosure of fair value measurement of assets
Effect of changing the non-observable parameters	155	122
Level 3 | Minimum
Disclosure of fair value measurement of assets
Effect of changing the non-observable parameters	(155)	(122)
Fair value | Level 2
Disclosure of fair value measurement of assets
Financial assets at fair value	59,000	32,000
Financial liabilities at fair value	kr 11,000	kr 19,000
Percentage of total financial assets	16.00%	10.00%
Percentage of total financial liabilities	3.00%	6.00%
Fair value | Level 3
Disclosure of fair value measurement of assets
Financial assets at fair value	kr 0	kr 0
Financial liabilities at fair value	kr 31,000	kr 35,000
Percentage of total financial assets	0.00%	0.00%
Percentage of total financial liabilities	9.00%	11.00%